Derivative and Hedging Instruments - Summary of Recognized Gains Losses on Derivatives and Hedged Items in Fair Value Hedges in Investment Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedges [Line Items]
Gains (losses) recognized on derivatives	$ (460)	$ 832
Fair value hedges [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) recognized on derivatives	11	(17)
Gains (losses) recognized for hedged items	(9)	18
Ineffectiveness recognized in investment income	2	1
Fair value hedges [Member] | Interest rate swaps [Member] | Fixed rate assets [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) recognized on derivatives	1	2
Gains (losses) recognized for hedged items	(1)	(3)
Ineffectiveness recognized in investment income		(1)
Fair value hedges [Member] | Interest rate swaps [Member] | Fixed rate liabilities [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) recognized on derivatives	3	(17)
Gains (losses) recognized for hedged items	(3)	17
Fair value hedges [Member] | Foreign currency swaps [Member] | Fixed rate assets [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) recognized on derivatives	7	(2)
Gains (losses) recognized for hedged items	(5)	4
Ineffectiveness recognized in investment income	$ 2	$ 2